Cover	Jan. 23, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends Item 1.01 and 9.01 of the Current Report on Form 8-K, originally filed on January 23, 2023 (the “Original 8-K”) of Iovance Biotherapeutics, Inc. (the “Company”). The Original 8-K reported (x) the entry of the Company and its newly formed, wholly owned subsidiary, Iovance Biotherapeutics UK Ltd (“Purchaser”) into an Option Agreement (the “Agreement”) with Clinigen Holdings Limited, Clinigen Healthcare Limited, and Clinigen, Inc. and (y) that the Company has agreed to non-binding terms related to a proposed secured line of credit of up to $100.0 million from Quogue Capital LLC (the “Line of Credit”). This Current Report on Form 8-K/A amends the Original 8-K to file as an exhibit the Agreement as described in the Original 8-K. Following the Company’s entry into a binding, definitive agreement regarding the Line of Credit, the Company will file a copy of such agreement by amendment to the Original 8-K on Form 8-K/A or as an exhibit with the next periodic report. Except as expressly stated herein and below, this Form 8-K/A does not amend or update any other information in the Original 8-K.
Document Period End Date	Jan. 23, 2023
Entity File Number	001-36860
Entity Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001425205
Entity Tax Identification Number	75-3254381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	825 Industrial Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	260-7120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000041666 per value
Trading Symbol	IOVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false